Document and Entity Information	12 Months Ended
Aug. 05, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2012
Registrant Name	FEDERATED EQUITY FUNDS
Central Index Key	0000745968
Amendment Flag	false
Document Creation Date	Aug. 02, 2013
Document Effective Date	Aug. 05, 2013
Prospectus Date	Aug. 05, 2013